Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation
6.	Stock-Based Compensation

In May 2017, our board of directors adopted, and our stockholders approved, the 2017 Equity Incentive Plan (the “2017 Plan”), which became effective as of the date of the final prospectus for our IPO. The 2017 Plan provides for the grant of incentive stock options to employees, and for the grant of nonstatutory stock options, restricted stock awards, restricted stock unit awards, stock appreciation rights, performance-based stock awards and other forms of equity compensation to employees, including officers, and to non-employee directors and consultants. We initially reserved 6,421,442 shares of Class A common stock for issuance under the 2017 Plan, which included 421,442 shares that remained available for issuance under our 2007 Stock Option Plan (the “2007 Plan”) at the time that the 2017 Plan became effective. The number of shares reserved under the 2017 Plan increases for any shares subject to outstanding awards originally granted under the 2007 Plan that expire or are forfeited prior to exercise. As a result of the adoption of the 2017 Plan, no further grants may be made under the 2007 Plan. As of September 30, 2017, there were 6,481,622 shares of Class A common stock reserved for issuance under the 2017 Plan, of which 6,425,767 were available to be issued.

The 2007 Plan provided for the grant of stock options to employees, directors, and officers. Options under the 2007 Plan are exercisable into shares of Class B common stock and generally expire ten years from the date of grant. Under the 2007 Plan, the exercise price of each award was established by the board of directors, but could not be less than the fair market value of a share of our common stock on the grant date. Options generally vest upon the satisfaction of both a service condition and a performance condition. The service condition is satisfied at various rates as determined by us, typically on an annual basis over five years. The performance condition required the occurrence of a qualifying event, defined as a change of control transaction or upon the completion of an IPO. The performance condition was satisfied upon the effectiveness of our IPO in May 2017, on which date we recognized $6.2 million of cumulative stock-based compensation expense using the accelerated attribution method from the service start date.

We estimate the fair value of stock options using the Black-Scholes OPM, which requires the use of subjective assumptions, including the expected term of the option, the current price of the underlying stock, the expected stock price volatility, expected dividend yield and the risk-free interest rate for the expected term of the option. The expected term represents the period of time the stock options are expected to be outstanding. Due to the lack of sufficient historical exercise data to provide a reasonable basis upon which to otherwise estimate the expected term of the stock options, we use the simplified method to estimate the expected term for our stock options. Under the simplified method, the expected term of an option is presumed to be the mid-point between the vesting date and the end of the contractual term. Expected volatility is based on historical volatilities for publicly traded stock of comparable companies over the estimated expected term of the stock options. We assume no dividend yield because dividends are not expected to be paid in the near future, which is consistent with our history of not paying dividends.

The following table summarizes the assumptions used to estimate the fair value of stock options granted during the three and nine months ended September 30, 2016 and 2017:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2016	2017	2016	2017
Risk-free interest rate	1.3%	1.9% - 2.1%	1.3% - 1.5%	1.9% - 2.2%
Expected term (in years)	6.5	6.5	6.5	6.5
Expected volatility	41.6%	38.6%	41.2% - 42.0%	38.6% - 40.6%
Expected dividend yield	— %	— %	— %	— %

Stock Options

The following table summarizes the stock option activity for the nine months ended September 30, 2017:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in thousands)
Outstanding at January 1, 2017	6,784,448	$4.65	6.5	$44,259
Granted	1,252,200	11.89
Exercised	(556,220)	1.19		8,386
Canceled	(96,500)	6.30

Outstanding at September 30, 2017	7,383,928	6.16	6.7	164,688

Exercisable at September 30, 2017	2,992,648	1.85	3.8	79,636

The weighted average grant-date fair value of options granted during the nine months ended September 30, 2016 and 2017 was $4.38 and $5.04 per share, respectively. The total fair value of stock options that vested during the nine months ended September 30, 2017 was $5.3 million. No stock options vested during the nine months ended September 30, 2016 because a qualifying event had not yet occurred. As of September 30, 2017, the total compensation cost related to unvested stock options not yet recognized was $12.6 million, which will be recognized over a weighted average period of 3.0 years.

On April 25, 2017, our board of directors modified certain outstanding stock options nearing their expiration date to remove the performance condition. Stock options to purchase an aggregate of 216,160 shares of common stock were modified, and we recognized stock-based compensation expense of $2.4 million related to this modification.

Restricted Stock Units

The following table summarizes the restricted stock unit activity for the nine months ended September 30, 2017:

	Number of Shares	Weighted Average Grant Date Fair Value
Non-vested outstanding at December 31, 2016	—	$—
Granted	47,855	20.38
Vested	(4,930)	20.24
Canceled	—	—

Non-vested outstanding at September 30, 2017	42,925	20.40

As of September 30, 2017, total unrecognized compensation cost related to unvested restricted stock units was approximately $0.8 million and the weighted average remaining vesting period was 2.7 years.

The following table summarizes the components of our stock-based compensation expense for the three and nine months ended September 30, 2017 (in thousands):

	Nine Months Ended September 30, 2017	Three Months Ended September 30, 2017
Stock-based compensation expense related to stock option modifications	$2,394	$—
Cumulative stock-based compensation expense related to stock options recorded upon effectiveness of our IPO	6,236	—
Post-IPO stock-based compensation expense related to stock options	2,025	1,440
Stock-based compensation expense related to the issuance of common stock to directors	130	—
Stock-based compensation expense related to restricted stock units	134	134

Total stock-based compensation expense	$10,919	$1,574

Stock-based compensation expense for restricted stock units, stock options and issuances of common stock is included in the following line items in the accompanying condensed consolidated statements of operations for the three and nine months ended September 30, 2017 (in thousands):

	Nine Months Ended September 30, 2017	Three Months Ended September 30, 2017
Cost of revenue
Subscriptions, software and support	$484	$80
Professional services	1,126	142
Operating expenses
Sales and marketing	2,782	359
Research and development	2,458	256
General and administrative	4,069	737

Total stock-based compensation expense	$10,919	$1,574

For the three and nine months ended September 30, 2016, no stock-based compensation expense was recognized for our stock option awards because a qualifying event had not yet occurred.

6.    Stock-Based Compensation

Under the Appian Corporation 2007 Stock Option Plan (the “Plan”), we have reserved shares of common stock for the issuance of stock options to employees, directors, and officers. In July 2016, the Plan was revised to increase the maximum number of shares issuable under the Plan from 4,757,610 to 8,413,770. Of this amount, 1,629,322 shares were available to be issued under the Plan as of December 31, 2016. These shares consist of authorized but unissued or reacquired shares. Options under the Plan may be granted for periods of up to ten years.

Under the Plan, the exercise price of each award is established by the board of directors, but may not be less than the fair market value of a share of our common stock on the grant date. Options generally vest upon the satisfaction of both a service condition and a performance condition. The service condition is satisfied at various rates as determined by us, typically on an annual basis over five years. The performance condition is satisfied upon the occurrence of a qualifying event, defined as a change of control transaction or upon the completion of an IPO.

We estimate the fair value of stock options using the Black-Scholes OPM, which requires the use of subjective assumptions, including the expected term of the option, the current price of the underlying stock, the expected stock price volatility, expected dividend yield and the risk-free interest rate for the expected term of the option. The expected term represents the period of time the stock options are expected to be outstanding. Due to the lack of sufficient historical exercise data to provide a reasonable basis upon which to otherwise estimate the expected term of the stock options, we use the simplified method to estimate the expected term for stock options granted to employees and directors. Under the simplified method, the expected term of an option is presumed to be the mid-point between the vesting date and the end of the contractual term. Expected volatility is based on historical volatilities for publicly traded stock of comparable companies over the estimated expected term of the stock options. We assume no dividend yield because dividends are not expected to be paid in the near future on our common stock, which is consistent with our history of not paying dividends on our common stock.

The following table summarizes the assumptions used to estimate the fair value of stock options granted during the years ended December 31:

	2014	2015	2016
Risk-free interest rate	1.8% - 2.1%	1.7% - 1.9%	1.3% - 1.5%
Expected term (in years)	6.5	6.5	6.5
Expected volatility	44.7% - 46.0%	39.7% - 44.4%	40.9% - 42.0%
Expected dividend yield	0%	0%	0%

The following table summarizes the stock option activity for the year ended December 31, 2016:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in thousands)
Outstanding at January 1, 2016	4,589,988	$2.22	6.0	$24,239
Granted	2,375,080	9.30
Cancelled	(180,620)	4.22

Outstanding at December 31, 2016	6,784,448	4.65	6.5	44,259

Exercisable at December 31, 2016	—	$—	—	$—

The weighted average grant-date fair value of options granted was $1.81, $2.61, and $4.35 per share during the years ended December 31, 2014, 2015, and 2016, respectively.

All of our currently outstanding awards require the satisfaction of both a service condition and a liquidity event condition. The liquidity condition is satisfied upon the occurrence of a qualifying event, defined as a change of control transaction or the effective date of our IPO. No compensation expense will be recognized until the performance condition is achieved, at which time the cumulative compensation expense using the accelerated attribution method from the service start date will be recognized. As of December 31, 2016, performance-based stock option awards with a total grant-date fair value of $14.9 million were outstanding with no compensation expense recognized.

For the years ended December 31, 2014, 2015 and 2016, no stock-based compensation expense was recognized for our stock option awards because a qualifying event had not occurred.